Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities	Jackpot liabilities are recorded as current and non-current liabilities as follows:

($ thousands)	December 31, 2020
Current liabilities	71,290
Non-current liabilities	147,654
218,944

Schedule of Future Jackpot Payments
Future jackpot liabilities are due as follows:

($ thousands)	Previous Winners	Future Winners	Total
2021	35,967	35,176	71,143
2022	22,705	8,250	30,955
2023	20,440	651	21,091
2024	17,863	651	18,514
2025	15,028	651	15,679
Thereafter	84,552	9,761	94,313
Future jackpot payments due	196,555	55,140	251,695
Unamortized discounts			(32,751)
Total jackpot liabilities			218,944